Property, Furniture and Equipment - Additional Information (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions Of Medical Equipment	S/ 51,124	S/ 46,207	S/ 25,765
Acquisitions Of Infrastructure			9,556
Construction in progress	23,839
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Inventories write down	1,457	4,220
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Inventories write down	907	3,805
PERU
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions Of Medical Equipment	8,168
Acquisitions Of Infrastructure		9,361	12,322
Construction in progress	S/ 8,020
COLOMBIA
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions Of Medical Equipment		6,998
Acquisitions Of Infrastructure		5,902	5,489
Construction in progress		1,311
MEXICO
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions Of Medical Equipment			6,539
Acquisitions Of Infrastructure		S/ 9,371	626
Construction in progress			S/ 14,508